Unaudited Interim Condensed Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 9,652	$ 10,533
Short-term deposits	807	529
Trade receivables	325	103
Inventory	1,969	2,275
Prepaid expenses and other receivables	574	744
Total current assets	13,327	14,184
NON-CURRENT ASSETS
Prepaid expenses and other long-term assets	44	34
Right of use assets	608	679
Property and equipment, net	1,380	1,513
Total non-current assets	2,032	2,226
TOTAL ASSETS	15,359	16,410
CURRENT LIABILITIES
Trade payables	695	502
Lease liabilities	251	223
Employees and other current liabilities	3,534	3,146
Total current liabilities	4,480	3,871
NON-CURRENT LIABILITIES
Long-term lease liabilities	269	376
Total non-current liabilities	269	376
TOTAL LIABILITIES	4,749	4,247
SHAREHOLDERS' EQUITY
Ordinary shares, no par value per share; Authorized 2,500,000,000 shares; Issued and outstanding: 49,517,660 shares and 45,729,684 shares as of June 30, 2024 and December 31, 2023, respectively
Additional paid-in capital	107,361	102,224
Accumulated deficit	(96,751)	(90,061)
Total shareholders’ equity	10,610	12,163
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 15,359	$ 16,410